Intangible assets other than goodwill (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 60,103	€ 67,565
Ending balance	146,354	60,103	€ 67,565
Acquisition value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	79,868	83,534	35,099
Impact of acquisitions of businesses	124,570
Additions	9,549	3,673	48,793
Sales and disposals	(37,211)	(7,396)	(17)
Reclassifications to assets held for sale			(197)
Translation differences	(36)	57	(144)
Ending balance	176,740	79,868	83,534
Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Beginning balance	19,765	15,968	10,173
Amortization	12,171	7,120	6,130
Impairment	35,666	4,016
Sales and disposals	(37,211)	(7,396)	(17)
Reclassifications to assets held for sale			(176)
Translation differences	(4)	57	(142)
Ending balance	30,387	19,765	15,968
Software and databases
Disclosure of detailed information about intangible assets [line items]
Beginning balance	12,577	13,683
Ending balance	9,736	12,577	13,683
Software and databases | Acquisition value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	24,554	23,717	14,541
Additions	1,126	2,423	9,494
Sales and disposals	(913)	(1,643)	(17)
Reclassifications to assets held for sale			(159)
Translation differences		57	(143)
Ending balance	24,767	24,554	23,717
Software and databases | Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11,977	10,034	8,034
Amortization	3,967	3,529	2,303
Sales and disposals	(913)	(1,643)	(17)
Reclassifications to assets held for sale			(143)
Translation differences		57	(142)
Ending balance	15,031	11,977	10,034
Licenses, rights, technology and in process R&D
Disclosure of detailed information about intangible assets [line items]
Beginning balance	35,730	40,549
Ending balance	126,359	35,730	40,549
Licenses, rights, technology and in process R&D | Acquisition value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	39,929	44,432	5,172
Impact of acquisitions of businesses	124,570
Additions	8,423	1,250	39,299
Sales and disposals	(36,298)	(5,753)
Reclassifications to assets held for sale			(38)
Translation differences	(36)		(1)
Ending balance	136,588	39,929	44,432
Licenses, rights, technology and in process R&D | Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,199	3,883	1,626
Amortization	6,666	2,053	2,289
Impairment	35,666	4,016
Sales and disposals	(36,298)	(5,753)
Reclassifications to assets held for sale			(33)
Translation differences	(4)
Ending balance	10,229	4,199	3,883
Intangible assets related discontinued project, Molecure
Disclosure of detailed information about intangible assets [line items]
Impairment	26,700
Intangible assets related discontinued project, others
Disclosure of detailed information about intangible assets [line items]
Impairment	8,900
Contract costs
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11,796	13,334
Ending balance	10,258	11,796	13,334
Contract costs | Acquisition value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	15,384	15,384	15,384
Ending balance	15,384	15,384	15,384
Contract costs | Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,588	2,050	512
Amortization	1,538	1,538	1,538
Ending balance	€ 5,126	€ 3,588	€ 2,050